ACQUISITION OF SOLAR POWER PLANTS (Details)	1 Months Ended	12 Months Ended
	Jun. 30, 2015 item	Dec. 31, 2015 CNY (¥)	May. 31, 2012
Business Acquisition [Line Items]
Percentage of equity interests acquired			9.00%
Solar power project companies [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	100.00%
Number of solar power project companies acquired | item	2
Net assets acquired		¥ 114,000,000
Total considerations		¥ 114,000,000